Condensed Consolidated Statement of Stockholders' Equity (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2018	Feb. 21, 2018	Aug. 31, 2015
Series E Warrants [Member] | Common Stock [Member]
Warrant exercises, exercise price per share (in dollars per share)	$ 1
Common Stock [Member] | Over-Allotment Option [Member]
Price of shares issued (in dollars per share)	$ 0.9497
Over-Allotment Option [Member]
Price of shares issued (in dollars per share)		$ 0.9497
Price of shares issued (in dollars per share)			$ 9